SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Schedule of Restricted Shares and DSU's Rollforward
The following table reconciles the number of restricted shares, ESVP awards, PSUs and DSUs for the year ended December 31, 2024 and December 31, 2023:

	Restricted Shares	ESVP	PSUs (1)	DSUs
Balance, December 31, 2022	2,244,738	5,274,478	2,713,176	1,745,879
Granted	718,566	1,626,590	888,834	231,464
Redeemed	(1,436,017)	(3,721,568)	(1,627,028)	(248,920)
Forfeited	(146,602)	(519,434)	(351,734)	—
Balance, December 31, 2023	1,380,685	2,660,066	1,623,248	1,728,423
Granted	471,732	1,833,916	1,295,268	223,447
Redeemed	(733,252)	(1,363,556)	(812,324)	—
Forfeited	—	(281,466)	—	—
Balance, December 31, 2024	1,119,165	2,848,960	2,106,192	1,951,870
(1)Based on underlying units before any effect of performance multipliers.

Schedule of Information Regarding Stock Options Outstanding
The following table summarizes information regarding stock options outstanding as at December 31, 2024 and December 31, 2023:

	2024		2023
	Stock options (number of units) (1)	Weighted average exercise price ($)	Stock options (number of units) (1)	Weighted average exercise price ($)
Balance, beginning of year	3,224,260	4.74	3,889,130	4.43
Exercised	(2,484,622)	4.34	(629,013)	2.92
Forfeited	(25,762)	10.06	(35,857)	3.43
Balance, end of year	713,876	5.93	3,224,260	4.74
(1)The Company has not granted stock options since 2021.

Schedule of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes information regarding stock options outstanding as at December 31, 2024:

Range of exercise prices ($)	Number of stock options outstanding	Weighted average remaining term for stock options outstanding (years)	Weighted average exercise price per share for stock options outstanding ($)	Number of stock options exercisable	Weighted average exercise price per share for stock options exercisable ($)
1.09 - 3.92	178,505	2.25	1.12	177,579	1.10
3.93 - 4.61	49,928	1.19	3.97	49,928	3.97
4.62 - 7.65	216,974	3.24	5.24	48,116	5.24
7.66 - 10.06	268,469	0.02	10.06	268,469	10.06
	713,876	1.64	5.93	544,092	6.15